Fair Value (Details 3) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2015	Dec. 31, 2014		Dec. 31, 2013
Financial Assets
Investment securities, Carrying Value	$ 30,611	$ 41,079		$ 28,688
Nonmarketable equity securities, Carrying Value	2,535	2,571		2,282
Loans held for sale, Carrying Value	49,159	42,881		3,298
Rate lock commitments, Carrying Value	145	342
Loans and leases, Carrying Value	570,437	549,315		401,369
Investment securities, Fair value	30,611	41,079		28,688
Nonmarketable equity securities, Fair value	2,535	2,571		2,282
Loans held for sale, Fair value	49,159	42,881		3,298
Rate lock commitments, Fair Value	145	342
Loans and leases, Fair value	571,351	547,825		401,652
Financial Liabilities
Deposits, Carrying Value	580,655	554,039		388,949
Short-term borrowings, Carrying Value	41,032	48,628		45,658
Long-term borrowings, Carrying Value	19,500	19,000	[1]	16,000	[1]
Deposits, Fair value	581,185	554,660		389,220
Short-term borrowings, Fair value	41,032	48,628		45,658
Long-term borrowings, Fair value	19,555	19,055		16,008
Fair Value, Inputs, Level 1 [Member]
Financial Assets
Loans held for sale, Carrying Value	0	0
Investment securities, Fair value	0	0		0
Nonmarketable equity securities, Fair value	0	0		0
Loans held for sale, Fair value	0	0		0
Rate lock commitments, Fair Value	0	0
Loans and leases, Fair value	0	0		0
Financial Liabilities
Deposits, Fair value	0	0		0
Short-term borrowings, Fair value	0	0		0
Long-term borrowings, Fair value	0	0		0
Fair Value, Inputs, Level 2 [Member]
Financial Assets
Loans held for sale, Carrying Value	49,159	42,881
Investment securities, Fair value	30,611	41,079		28,688
Nonmarketable equity securities, Fair value	2,535	2,571		2,282
Loans held for sale, Fair value	49,159	42,881		3,298
Rate lock commitments, Fair Value	145	342
Loans and leases, Fair value	0	0		0
Financial Liabilities
Deposits, Fair value	0	0		0
Short-term borrowings, Fair value	41,032	48,628		45,658
Long-term borrowings, Fair value	19,555	19,055		16,008
Fair Value, Inputs, Level 3 [Member]
Financial Assets
Loans held for sale, Carrying Value	0	0
Investment securities, Fair value	0	0		0
Nonmarketable equity securities, Fair value	0	0		0
Loans held for sale, Fair value	0	0		0
Rate lock commitments, Fair Value	0	0
Loans and leases, Fair value	571,351	547,825		401,652
Financial Liabilities
Deposits, Fair value	581,185	554,660		389,220
Short-term borrowings, Fair value	0	0		0
Long-term borrowings, Fair value	$ 0	$ 0		$ 0

[1]	Fixed rate advances